Commitments and Contingencies	12 Months Ended
Jul. 31, 2013
Commitments and Contingencies
Commitments and Contingencies

Note 11—Commitments and Contingencies

In the ordinary course of business, the Company may become a party to lawsuits involving various matters. The Company is unaware of any such lawsuits presently pending against it which individually or in the aggregate, are deemed to be material to the Company’s financial condition or results of operations.

On May 12, 2011, the Company entered into a one-year lease agreement for office space, with a base annual rent of $42,000.  On June 1, 2012, the Company entered into an amendment to its lease agreement.  The lease amendment extended the lease term for a period of seven months commencing on June 1, 2012, through December 31, 2012.  The amendment also increased the base monthly rent to approximately $10,000.  On December 18, 2012, the Company entered into a second amendment to its lease agreement.  The second amendment extended the lease term for a period of six months commencing on January 1, 2013 through June 30, 2013, with no changes to remaining terms of the lease.

On May 31, 2013, the Company entered into a thirty-eight month lease agreement for new office space, commencing on July 1, 2013.  The initial base monthly rent is approximately $8,000, with scheduled annual increases of 3%.  Under the terms of the lease agreement, the Company received a tenant improvement allowance of approximately $60,000, which was classified as deferred rent and is being amortized on a straight-line basis over the term of the lease as a reduction to rent expense. Tenant improvements associated with the lease agreement are recorded as an addition to leasehold improvements and are being amortized over the shorter of the estimated useful life of the improvement or the remaining life of the lease.

At July 31, 2013, future minimum lease payments under the non-cancelable operating leases are as follows:

Year Ended July 31,	Operating Lease
2014	$86,390
2015	100,860
2016	103,891
2017	8,895
Total minimum payments	$300,036

On May 18, 2011, the Company entered into Employment Agreements with a term of five years with each of its President and Chief Executive Officer, its Chief Business Officer and its Chief Financial Officer, who was then our VP Finance and Controller, (the “Officers”). Under the terms of the agreements, if any of the Officers are terminated other than for cause, death or disability, or if the case of termination of employment with the Company for good reason, the Officers are entitled to receive (i) severance payments equal to between six and twenty four months of the then-current annual base salary, (ii) a pro rata percentage of the annual bonus received the prior fiscal year and (iii) payment of health benefits for a period between six and twenty four months, conditioned on the execution of a release.  In addition, in the event of a change in control of the Company, the agreements provide for the acceleration of vesting of any unvested stock options outstanding.  Effective April 26, 2012, as a result of the termination of employment of the Company’s Chief Business Officer and his execution of a release, the Company recorded a severance liability of $220,000 in accordance with the terms of the Employment Agreement and the separation release.  On August 2, 2013, the Employment Agreement with the Company’s Chief Financial Officer was amended to increase (i) the severance payment in the event of termination to equal 12 months instead of six months of the Chief Financial Officer’s annual base salary at the time of the termination, and (ii) the period for which the Company will pay for applicable premium costs for continued group health plan coverage to 12 months instead of six months following the date of the termination, subject in each case to the terms of the Employment Agreement.

Effective May 15, 2012, the Company adopted a defined contribution savings plan pursuant to Section 401(k) of the Internal Revenue Code. The plan is for the benefit of all qualifying employees and permits voluntary contributions by employees up to 100% of eligible compensation, subject to the Internal Revenue Service imposed maximum limits. The terms of the plan allows for discretionary employer matching contributions. No employer matching contributions were made during the years ended July 31, 2013 and 2012.